Related-party transactions - Schedule of key management compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Salaries and other short-term employee benefits	€ 4,624	€ 3,439	€ 3,172
Other long-term benefits	83	52	45
Share-based payments (expense of the year)	3,128	2,145	722
KEY MANAGEMENT COMPENSATION	€ 7,835	€ 5,636	€ 3,939